UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Roger H. Jenswold & Company Inc.
Address: 5847 San Felipe Suite 4100
         Houston, TX 77057



13F File Number: 28-03940

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Richard A. Nunn
Title:   Chief Compliance Officer
Phone:   713-789-9060
Signature, Place, and Date of Signing:

_____________________     Houston, Texas     July 19, 2010
    [Signature]            [City, State]      [Date]


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:NONE




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:45
Form 13F Information Table Value Total:$50,927,000


List of Other Included Managers:

No.   13F File Number        Name


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                                                   ROGER H. JENSWOLD & COMPANY INC.                                          PAGE 1
                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 06/30/10

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101     1768    22382 SH       SOLE                        0    22382        0
ABBOTT LABS                    COM              002824100     1968    42061 SH       SOLE                        0    42061        0
AMGEN INC                      COM              031162100      807    15350 SH       SOLE                        0    15350        0
ANADARKO PETROLEUM CORP        COM              032511107     1191    33000 SH       SOLE                        0    33000        0
ASPEN INSURANCE HOLDINGS LTD 7 PREFERRED STOCKS G05384139      472    20950 SH       SOLE                        0    20950        0
AVNET INC                      COM              053807103      456    18908 SH       SOLE                        0    18908        0
BED BATH & BEYOND INC          COM              075896100      547    14755 SH       SOLE                        0    14755        0
CB RICHARD ELLIS GROUP INC CL  COM              12497T101      661    48600 SH       SOLE                        0    48600        0
CELGENE CORP                   COM              151020104     2113    41579 SH       SOLE                        0    41579        0
CENTURY PETE CORP COM          COM              156661100        0    40000 SH       SOLE                        0    40000        0
CISCO SYSTEMS INC              COM              17275R102     1704    79975 SH       SOLE                        0    79975        0
COCA COLA CO                   COM              191216100     1956    39020 SH       SOLE                        0    39020        0
CONOCO PHILLIPS                COM              20825C104     2210    45015 SH       SOLE                        0    45015        0
CULLEN FROST BANKERS INC       COM              229899109      252     4900 SH       SOLE                        0     4900        0
E M C CORP MASS                COM              268648102     2374   129702 SH       SOLE                        0   129702        0
EXXON MOBIL CORP               COM              30231G102     3468    60771 SH       SOLE                        0    60771        0
GENERAL ELEC CO                COM              369604103      897    62202 SH       SOLE                        0    62202        0
GENZYME CORP                   COM              372917104      211     4150 SH       SOLE                        0     4150        0
H C C INSURANCE HOLDINGS INC   COM              404132102     2700   109030 SH       SOLE                        0   109030        0
HENRY JACK & ASSOC INC         COM              426281101     1098    45990 SH       SOLE                        0    45990        0
HESS CORP                      COM              42809H107      644    12792 SH       SOLE                        0    12792        0
HONEYWELL INTL INC             COM              438516106     1703    43640 SH       SOLE                        0    43640        0
HUGOTON RTY TR TEX UNIT BEN IN COM              444717102      527    27750 SH       SOLE                        0    27750        0
I B M                          COM              459200101     2866    23210 SH       SOLE                        0    23210        0
ING GROEP NV                   PREFERRED STOCKS 456837509      291    17300 SH       SOLE                        0    17300        0
INTEL CORP                     COM              458140100     1073    55185 SH       SOLE                        0    55185        0
J P MORGAN CHASE & CO          COM              46625H100      249     6800 SH       SOLE                        0     6800        0
JOHNSON & JOHNSON              COM              478160104     1682    28480 SH       SOLE                        0    28480        0
MARAUDER RES EAST COAST INC CO COM              565897105       12   290000 SH       SOLE                        0   290000        0
MASCO CORP                     COM              574599106      232    21530 SH       SOLE                        0    21530        0
MERRILL LYNCH SERIES E TRUST 7 PREFERRED STOCKS 59021K205      477    21400 SH       SOLE                        0    21400        0
MISSION NEWENERGY LTD          COM              BLANK BLA       25   100000 SH       SOLE                        0   100000        0
NUVEEN REAL ESTATE INCOME FUND MUTUAL FUNDS     67071B108      888   105600 SH       SOLE                        0   105600        0
NVIDIA CORP                    COM              67066G104      764    74855 SH       SOLE                        0    74855        0
PEPSICO INC                    COM              713448108      436     7151 SH       SOLE                        0     7151        0
PFIZER INC                     COM              717081103      221    15465 SH       SOLE                        0    15465        0
PIONEER NATURAL RESOURCES CO   COM              723787107     1311    22050 SH       SOLE                        0    22050        0
PROSPERITY BANCSHARES INC      COM              743606105     1065    30655 SH       SOLE                        0    30655        0
RUSH ENTERPRISES INC CL A      COM              781846209     1989   148850 SH       SOLE                        0   148850        0
SCHLUMBERGER                   COM              806857108      813    14698 SH       SOLE                        0    14698        0
TEVA PHARMACEUTICAL INDS LTDAD COM              881624209     4133    79500 SH       SOLE                        0    79500        0
TEXAS INSTRUMENTS INC          COM              882508104      255    10950 SH       SOLE                        0    10950        0
U G I CORP                     COM              902681105      949    37300 SH       SOLE                        0    37300        0
VULCAN MATERIALS CO            COM              929160109      949    21645 SH       SOLE                        0    21645        0
WELLS FARGO & CO               COM              949746101      520    20322 SH       SOLE                        0    20322        0

     LINE COUNT: 45

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